                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

            Read Instructions at end of Form before preparing Form.
                             Please print or type.


1.   Name and address of issuer:

     VANGUARD MONEY MARKET RESERVES, INC.

2.   Name of each series or class of funds for which this notice is filed:

     Federal Portfolio

3.   Investment Company Act File Number:     811-2554

     Securities Act File Number:             2-52698

4.   Last day of fiscal year for which this notice is filed:    11/30/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                           /  /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

     N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

     None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None

9. Number and aggregate sales price of securities sold during the fiscal year:

     2,303,494,604 Shares
     $2,303,494,604 Aggregate Sales Price

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     2,303,494,604 Shares
     $2,303,494,604 Aggregate Sales Price

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     N/A

12.  Calculation of registration fee:

     (i)     Aggregate sales price of securities sold during the fiscal
             year in reliance on rule 24f-2 (from Item 10):                               $2,303,494,604

     (ii)    Aggregate price of shares issued in connection with
             dividend reinvestment plans (from Item 11, if applicable):                   +       N/A

     (iii)   Aggregate price of shares redeemed or repurchased during
             the fiscal year (if applicable):                                             -  1,863,308,982

     (iv)    Aggregate price of shares redeemed or repurchased and
             previously applied as a reduction to filing fees pursuant to
             rule 24f-2 (if applicable):                                                  +         N/A

     (v)     Net aggregate price of securities sold and issued during
             the fiscal year in reliance on rule 24f-2 [line (I), plus line
             (ii), less line (iii), plus line (iv)] (if applicable):                      $   440,185,622

     (vi)    Multiplier prescried by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
             Instruction C.6):                                                            x 1/29 of 1%

     (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:                      $151,788.15
                                                                                           ----------

INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                           /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     January 24, 1996

                               SIGNATURES


     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dated indicated:

     By (Signature and Title)   /s/ RAYMOND J. KLAPINSKY
                              -----------------------------------
                              Raymond J. Klapinsky, Secretary


     Date    January 26, 1996

EXHIBIT "A"




January 26, 1996



Vanguard Money Market Reserves, Inc.
100 Vanguard Boulevard
Malvern, PA 19355

Gentlemen:

Vanguard Money Market Reserves, Inc. (the "Fund") was originally organized as a Pennsylvania business trust on December 18, 1974. On December 31, 1985, the Fund was reorganized into a Maryland corporation. I have acted as Counsel to the Fund since its initial registration as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"), as amended. It is in my capacity as Counsel to the Fund that I am furnishing you with this opinion with respect to the Fund's Federal Portfolio.

I have examined the Fund's: (1) Articles of Incorporation, as amended and restated, governing its present status as a Maryland corporation; (2) its Declaration of Trust dated December 18, 1974 and amendments thereto which were in effect during the time the Fund was organized as a Pennsylvania business trust; (3) its by-laws currently in effect and its by-laws in effect while organized as a business trust; (4) minutes of the meetings of shareholders' and Directors (Trustees); (5) Notification of Registration on Form N-8A under the 1940 Act; (6) Registration on Form N-1A under the Securities Act of 1933 ("1933 Act") and 1940 Act and all amendments thereto; and (7) all other relevant documents and records, as well as the procedures and requirements relative to the issuance and sale of the Fund's shares.

My examination also disclosed the following information:

1. The Fund is authorized to issue 37,000,000,000 shares of common stock of the par value of $.001 per share. The Board of Directors has the power to designate one or more classes ("Portfolios") of shares of common stock and classify or reclassify any unissued shares with respect to such Portfolios. Currently, the Fund is offering shares of three Portfolios allocated as follows:

                                            Total Number of
                                            ---------------
Name of Portfolio                          Shares Allocated
-----------------                          ----------------
Prime Portfolio
  Prime Portfolio Sub-Class                  25,000,000,000
  Prime Portfolio Institutional
     Shares Sub-Class                         2,000,000,000
Federal Portfolio                             5,000,000,000
U.S. Treasury Portfolio                       5,000,000,000

On November 30, 1995, (the end of the Fund's fiscal year), the Fund has issued and outstanding 2,636,503,864 shares of the Federal Portfolio.

2. On December 1, 1994, (the beginning of the Fund's last fiscal year), the Federal Portfolio had no shares registered under the Securities Act of 1933 other than pursuant to Rule 24f-2.

3. During the fiscal year ended November 30, 1995, the Federal Portfolio did not register shares under the 1933 Act other than purusant to Rule 24f-2.

4. During the fiscal year ended November 30, 1995, the Federal Portfolio sold the following shares in reliance upon registration pursuant to Rule 24f-2 of the 1940 Act:

                                                            Aggregate Offering
                                                            Price of Shares on
                                                            which Registration
Name of Portfolio                Number of Shares              Fee was Paid
Shares of Common
Stock ($.001 Par
Value)
Federal Portfolio                  2,303,494,604               $303,494,604

5. During the fiscal year ended November 30, 1995, the Federal Portfolio redeemed the following shares:


                                                                 Aggregate
                                                                Redemption
Name of Portfolio                Number of Shares                  Price
Shares of Common
Stock ($.001 Par
Value)
Federal  Portfolio                 1,863,308,982              $2,863,308,982

You have instructed me to file, on behalf of the Federal Portfolio, a Notice pursuant to Rule 24f-2 of the 1940 Act, for the purpose of registering, under the 1933 Act, the shares set forth above which were sold by the Federal Portfolio during the fiscal year in reliance upon Rule 24f-2 of the 1940 Act.

Based on the foregoing information and my examination, it is my opinion that:

1. The Fund is a valid and existing corporation of the State of Maryland legally authorized to issue 37,000,000,000 shares of its common stock, with a $.001 par value, including 5,000,000,000 shares of common stock, from the Fund's Federal Portfolio. The Board of Directors has the power to designate one or more classes ("Portfolios") of shares of common stock and to classify and reclassify any unissued shares with respect to such Portfolios.

2. The proposed registration of 2,303,494,604 shares of the Fund's Federal Portfolio in reliance upon Rule 24f-2 of the 1940 Act is proper and such shares, which were issued for a consideration deemed by the Board of Directors to be consistent with the Fund's Articles of Incorporation, were legally authorized and issued, fully paid and non-assessable.

3. During the fiscal year ended November 30, 1995, the holders of the shares of the Fund's Federal Portfolio had all the rights provided with respect to such holdings by the Articles of Incorporation and the laws of the State of Maryland.

I hereby consent to the use of this opinion as an Exhibit to the Rule 24f-2 Notice filed on behalf of the Federal Portfolio, covering the registration of such shares under the 1933 Act, and to the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the states in which shares of the Fund are offered. I further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by me.

Very truly yours,



By:  /s/ RAYMOND J. KLAPINSKY
     -----------------------------
     Raymond J. Klapinsky
     Counsel





BY:   (Raymond J. Klapinsky)
         Counsel

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